Lord Abbett Bond-Debenture Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Bond-Debenture Fund, Inc.
1933 Act File No. 002-38910
1940 Act File No. 811-02145

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 62 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 29, 2008.

Sincerely yours,

/s/Cirila Stephens
Cirila Stephens
Paralegal
Lord, Abbett & Co. LLC